TRADE AND OTHER PAYABLES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Unforgiven Loans amount		$ 2,905,000
Accrued liabilities to contracted licence payments		194,000	$ 1,307,000
Amount of borrowings		1,042,000	$ 1,042,000	$ 1,000
Paycheck Protection Program Loan [Member]
Disclosure of detailed information about business combination [line items]
Government loans forgiven amount	$ 244,000
Paycheck Protection Program Loan [Member]
Disclosure of detailed information about business combination [line items]
Government loans forgiven amount		1,615,000
Ronan O'Caoimh [Member]
Disclosure of detailed information about business combination [line items]
Amount of borrowings		$ 177,000